Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	23.00%	23.00%	24.00%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other			(4.10%)	(6.20%)	(7.80%)
Utilization of net operating losses				(0.40%)	(2.50%)
Different tax rates applicable to non-Israeli subsidiaries			1.30%	0.80%	(2.30%)
Uncertain tax positions, net			(0.60%)	3.40%	(3.30%)
FX on tax payments			0.40%	(0.30%)
Taxes from prior years			(0.80%)	0.60%	5.70%
Net operating loss carryback			(1.30%)
Change in Federal corporate income tax rate					14.20%
Effective consolidated tax rate			17.90%	20.90%	28.00%